Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Tax
14.	Income Taxes
Cayman Islands
Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain arising in Cayman Islands.
Austria
EHang GmbH is subject to Austria profits tax of 25% on its activities conducted in Austria.
Hong Kong
EHfly and EHang HK are incorporated in Hong Kong and are subject to Hong Kong profits tax of 16.5% on its activities conducted in Hong Kong.
PRC
The Company’s subsidiaries and VIEs in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the ‘‘EIT Law’’), which was effective since January 1, 2008 except for certain entities eligible for preferential tax rates.
In accordance with the PRC Income Tax Laws, an enterprise awarded with the High and New Technology Enterprise (“HNTE”) certificate may enjoy a reduced EIT rate of 15%. EHang Intelligent was recognized as an HNTE in December 2017 and was eligible for
 a
15% preferential rate from 2017 to 2019
.
 EHang GZ was recognized as a HNTE in November 2016 which expired in 2019, and obtained a HNTE certificate in December 2019 and was eligible for 15% preferential rate from 2019 to 2021
.
 EHang Egret GD was recognized as a HNTE in November 2018 and is eligible for
 a
15% preferential rate from 2018 to 2020. EHang Egret GD qualified as a HNTE in November 2018 and is eligible for a preferential tax rate of 15% from 2018 to 2020.
Dividends, interests, rent or royalties payable by the Company’s PRC subsidiaries, to non-PRC
resident enterprises, and proceeds from any such
non-resident
enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC
resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.
The Group’s loss before income taxes consisted of:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Non-PRC	(42,087)	(24,348)	(18,294)	(2,628)
PRC	(39,304)	(56,039)	(28,946)	(4,158)

	(81,391)	(80,387)	(47,240)	(6,786)

Income tax expense
(
benefit
)
comprises of:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Current	4,892	211	803	115
De f erred	292	(135)	(49)	(7)

	5,184	76	754	108

The reconciliations of the income tax expenses for the years ended December 31, 2017, 2018 and 2019 were as follows:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Loss before income tax expense	(81,391)	(80,387)	(47,240)	(6,786)
PRC statutory tax rate	25%	25%	25%	25%
Income tax benefits at PRC statutory tax rate of 25%	(20,348)	(20,097)	(11,810)	(1,696)
Effect of different tax rates in different jurisdictions	2,026	5,258	4,430	636
Non-deductible expenses	145	2,471	736	106
Deemed sales and cost	28	11	16	2
Research and development expenses	(7,507)	(8,400)	(9,317)	(1,339)
Effect on adoption of preferential tax rate	—	(346)	(541)	(78)
Changes in tax rate in measurement of deferred tax	—	92	—	—
Statutory income/ ( expense )	1,922	—	(4,545)	(653)
Unrecognized tax benefit	4,892	—	—	—
Other	—	—	(52)	(7)
Change in valuation allowance	24,026	21,087	21,837	3,137

Income tax expenses	5 ,184	76	754	108

The significant components of the Group’s deferred tax assets were as follows:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Non-current deferred tax assets
Allowance for inventory	7,743	7,713	1,108
Welfare payabl es	1,378	3,570	513
Accrued expenses and other liabilities	879	809	116
Provision for allowance for doubtful accounts	131	277	40
Deferred government subsidies	75	55	8
Proper t y and equipm ent	—	630	90
Tax losses	68,725	87,763	12,606
Less: valuation allowance	(78,796)	(100,633)	(14,455)

Deferred tax assets, net	135	184	26
Non-current deferred tax liabilities
Unrealized gain on long-term investment	292	292	42
Deferred tax liabilities	292	292	42

The Group operates through several subsidiaries, the VIE and the subsidiaries of the VIE. Valuation allowance is considered for each of the entities on an individual basis.
Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income, exclusive of reversing deductible temporary differences and tax loss or credit carry forwards. As of December 31, 2018 and 2019, valuation allowances were provided against deferred tax assets in entities which were in a three-year cumulative loss position and not fore casting
 profits in the near future.
As of December 31, 2018 and 2019, the Group had deductible tax losses of RMB246,882 and RMB325,745 (US$46,790) and derived from entities in the PRC. The tax losses in PRC can be carried forward for five years to offset future taxable profit, and the period was extended to 10 years for entities qualified as HNTE in 2019 and thereafter. The tax losses of entities in the PRC will begin to expire from December 31, 2020 to 2029, if not utilized.
Unrecognized Tax Benefit
As of December 31, 2018 and 2019, the Group had unrecognized tax benefit of RMB4,892 and RMB5,494 (US$789), respectively. The unrecognized tax benefit was mainly related to the withholding tax accrued for the facilitating service in the acquisition of land use right from Guangzhou government by EHang HK on behalf of a third-party buyer in 2017 and under
-
report
ed
 statutory profits before tax in 2019. The Group does not anticipate that the amount of existing unrecognized tax benefits will significantly change within the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment. As of December 31, 2018 and 2019, unrecognized tax benefits of RMB4,892 and RMB5,494 (US$789), respectively, if ultimately recognized, will impact the effective tax rate.
A reconciliation of the beginning and ending amount of unrecognized tax benefit was as follows:

	For the year ended December 31,
	2018	2019
	RMB	RMB	US$
Balance at the beginning of the year	(4,892)	(4,892)	(703)
Increase	—	(602)	(86)

Balance at end of the year	(4,892)	(5,494)	(789)

The Group did not record any significant interest and penalties related to an uncertain tax position for the years ended December 31, 2017, 2018 and 2019. Accumulated interest expenses and penalties recorded in unrecognized tax benefit were nil, nil and nil as of December 31, 2017, 2018 and 2019, respectively.
As of December 31, 2019, the tax years ended December 31, 2014 through year ended as of the reporting dates for WFOE, the VIE and the subsidiaries of the VIE remain open to examination by the PRC tax authorities.